Filed under Rule 497(e)

SUNAMERICA SERIES TRUST

VALIC COMPANY I

VALIC COMPANY II

(the “Funds”)

SUPPLEMENT DATED MARCH 3, 2014 TO THE

PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION

The following provides notification of the name change for the distributor of the Funds:

Effective February 28, 2014, SunAmerica Capital Services, Inc. (“SACS”) will change its name to AIG Capital Services, Inc. All references to SunAmerica Capital Services, Inc. and SACS will be replaced with AIG Capital Services, Inc. in Prospectuses and Statements of Additional Information.